Income tax - Reconciliation of expected income tax to actual income tax expense (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 CNY (¥) ¥ / shares	Mar. 31, 2018 CNY (¥) ¥ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares
Income tax
Income before income tax expense	$ 53,115	¥ 356,461	¥ 303,535	¥ 166,311
Computed "expected" tax expense	13,279	89,115	75,884	41,578
PRC dividend withholding tax				(14,300)
Preferential tax rates	(7,663)	(51,428)	(49,093)	(39,931)
Others	133	890	2,855	491
Total income tax expense	$ 9,128	¥ 61,260	¥ 62,656	¥ 37,622
Per share impact of preferential tax rates | (per share)	$ 0.06	¥ 0.42	¥ 0.43	¥ 0.55
Hong Kong Profits Tax
Income tax
Non-PRC entities not subject to income tax	$ 2	¥ 16	¥ 11	¥ 9
Total income tax expense		0	0	0
British Virgin Islands
Income tax
Non-PRC entities not subject to income tax	2,109	14,154	14	746
Cayman Islands
Income tax
Non-PRC entities not subject to income tax	$ 1,268	¥ 8,513	¥ 32,985	¥ 49,029